2. Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Derivative Liabilities	$ 715,385	$ 715,385	$ 395,285
Unrealized Gain (Loss) on Derivatives	$ 320,100	$ 565,385	$ 245,285